SHAREHOLDER LETTER


Your Fund's Goal: Franklin Equity Fund seeks capital appreciation and secondarily, current income, by investing primarily in common stocks or securities convertible into common stock.


Dear Shareholder:

We are pleased to bring you this semiannual report for Franklin Equity Fund, which covers the six months ended December 31, 1999. During this time, many Asian countries recovered from recent economic crises, Europe experienced renewed economic growth and the U.S. economy continued to move ahead at an unparalleled pace. Although the U.S. Federal Reserve Board (the Fed) raised interest rates in August and November on concerns about future inflation, the U.S. market continued its upward march. The Standard & Poor's(R) S&P 500(R) and Dow Jones(R) Industrial Average provided returns of 7.71% and 5.59%, respectively, for the reporting period. Within this environment, Franklin Equity Fund - Class A delivered a +35.11% six-month cumulative total return, as shown in the Performance Summary on page 4. The fund's benchmark index, the Russell 1000, posted a 8.40% total return for the same period.(1)

CONTENTS

Shareholder Letter .........  1
Performance Summary ........  4
Financial Highlights &
Statement of Investments ...  6
Financial Statements ....... 15
Notes to
Financial Statements ....... 18

1. Source: Standard & Poor's Micropal. The index is unmanaged and includes reinvested returns; one cannot invest directly in an index.


You will find a complete listing of portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 10 of this report.

                   [FUND CATEGORY PYRAMID GRAPHIC NOT SHOWN]

PORTFOLIO BREAKDOWN

Based on Total Net Assets
12/31/99

Electronic Technology         26.69%

Technology Services           15.50%

Health Technology              8.87%

Finance                        7.40%

Telecommunications             6.23%

Consumer Non-Durables          3.75%

Consumer Services              3.52%

Transportation                 3.35%

Utilities                      3.20%

Other Sectors                  13.74%

Cash & Equivalents              7.75%

The fund's strong relative performance can be attributed, in large part, to its overweight position in the technology sector, whose strength overshadowed weakness in other parts of the market. Although, this sector provided superior growth opportunities, it included companies that normally pay minimal dividends, resulting in a lower yield for the fund during the past six months. In addition to its technology positions, the fund benefited from its holdings in the small- and mid-cap sectors, which performed well during the six months under review. As of December 31, 1999, roughly 20% of the fund's assets were in small- and mid-cap stocks.

Fund technology holdings that performed well included JDS Uniphase Corp., a leading fiber-optic components player benefiting from the telecommunications infrastructure expansion, i2 Technologies Inc., a leading supply chain management and business process optimization software company, and VERITAS Software Corp., a data storage management software manufacturer. Our biotechnology holdings, Amgen Inc. and Genentech Inc., also contributed to the fund's positive performance, as both these companies outperformed the overall market during the six months under review.

However, not all sectors demonstrated upward momentum during the review period. The financial sector continued to underperform the market due to rising interest rates and fears about future interest-rate hikes. Fortunately, our underweight position in financial stocks relative to the Russell 1000, somewhat mitigated the impact of their disappointing performance.

Many energy, pharmaceutical, health technology and telecommunications stocks also delivered disappointing performances. Meanwhile, believing that the telecommunications and health technology sectors possess exciting long-term growth prospects, we took advantage of their weakness during the reporting period, and selectively added to some of our positions. For example, we initiated a position in Genentech, a leading biotechnology company, and added to our holdings of MCI WorldCom, a company we believe is ideally positioned to benefit from the deregulation of international telecommunications markets and the enormous growth in data traffic.

Looking forward, we remain optimistic about prospects for domestic equity markets, despite the possibility of interest-rate tightening by the Fed. In light of the revolutionary changes in computing and telecommunications that are underpinning the knowledge-based "New Economy," we believe the technology sector's long-term growth trends continue to be very attractive. Accordingly, we expect to maintain an overweight position in this sector, as well as in the health care sector, where we expect significant growth due to aging population demographics.

Sincerely,


/s/ Serena Perin Vinton
-----------------------
Serena Perin Vinton, CFA
Portfolio Manager
Franklin Equity Fund

This discussion reflects our views, opinions, and portfolio holdings as of December 31, 1999, the end of the reporting period. Our strategies and the fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

PORTFOLIO BREAKDOWN
Based on Total Net Assets
12/31/99

                          % OF TOTAL
SECTOR                    NET ASSETS
Electronic Technology         26.69%

Technology Services           15.50%

Health Technology              8.87%

Finance                        7.40%

Telecommunications             6.23%

Consumer Non-Durables          3.75%

Consumer Services              3.52%

Transportation                 3.35%

Utilities                      3.20%

Other Sectors                 13.74%

Cash & Equivalents             7.75%

TOP 10 HOLDINGS
12/31/99

COMPANY,                % OF TOTAL
INDUSTRY                NET ASSETS
----------------------------------
JDS Uniphase Corp.        3.90%
Electronic Technology

Cisco Systems Inc.        3.73%
Electronic Technology

i2 Technologies Inc.      2.54%
Technology Services

Nokia Corp., ADR, A       2.47%
Electronic Technology

Oracle Corp.              2.34%
Technology Services

VERITAS Software Co.      2.26%
Technology Services

Genentech Inc.            2.00%
Health Technology

Sapient Corp.             1.96%
Technology Services

Enron Corp.               1.86%
Utilities

Intel Corp.               1.72%
Electronic Technology

CLASS A (formerly Class I): Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective May 1, 1994, the fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II): Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

SIX-MONTH PERFORMANCE SUMMARY AS OF 12/31/99

Six-month total return does not include sales charges. Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return                        +35.11%
Net Asset Value (NAV)                         (12/31/99) $15.11         (6/30/99)  $11.67
Change in NAV                                  +$3.44
Distributions (7/1/99-12/31/99)                Dividend Income           $0.0048
                                               Long-Term Capital Gain    $0.5642
                                               ------------------------------------------
                                               Total                     $0.5690
CLASS B
Six-Month Total Return                         +34.54%
Net Asset Value (NAV)                          (12/31/99) $14.97         (6/30/99) $11.61
Change in NAV                                  +$3.36
Distributions (7/1/99-12/31/99)                Long-Term Capital Gain     $0.5642

CLASS C
Six-Month Total Return                         +34.55%
Net Asset Value (NAV)                          (12/31/99) $14.85        (6/30/99) $11.52
Change in NAV                                  +$3.33
Distributions (7/1/99-12/31/99)                Long-Term Capital Gain   $0.5642
ADVISOR CLASS
Six-Month Total Return                         +35.26%
Net Asset Value (NAV)                          (12/31/99) $15.12        (6/30/99) $11.68
Change in NAV                                  +$3.44
Distributions (7/1/99-12/31/99)                Dividend Income          $0.0232
                                               Long-Term Capital Gain   $0.5642
                                               -----------------------------------------
                                               Total                    $0.5874




                            Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99

                                                                      INCEPTION
CLASS A                            1-YEAR      5-YEAR      10-YEAR     (1/1/33)
-------------------------------------------------------------------------------
Cumulative Total Return(1)        +52.44%     +257.15%    +356.82%   +170,338.11%

Average Annual Total Return(2)    +43.73%      +27.47%     +15.72%        +11.64%

Value of $10,000 Investment(3)   $14,373      $33,654     $43,070    $16,030,394

                                                                       INCEPTION
CLASS B                                                  1-YEAR         (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                              +50.99%        +50.99%

Average Annual Total Return(2)                          +46.99%        +46.99%

Value of $10,000 Investment(3)                         $14,699        $14,699

                                                         INCEPTION
CLASS C                            1-YEAR     3-YEAR     (5/1/95)
-----------------------------------------------------------------
Cumulative Total Return(1)        +51.16%    +113.63%    +213.05%

Average Annual Total Return(2)    +48.72%     +28.35%     +27.39%

Value of $10,000 Investment(3)   $14,872     $21,144     $30,979

                                                                      INCEPTION
ADVISOR CLASS(4)                   1-YEAR     5-YEAR      10-YEAR     (1/1/33)
------------------------------------------------------------------------------
Cumulative Total Return(1)         +52.76%   +263.61%    +365.08%   +173,420.19%

Average Annual Total Return(2)     +52.76%    +29.46%     +16.61%        +11.78%

Value of $10,000 Investment(3)    $15,276    $36,361     $46,508    $17,352,019

For updated performance figures, see "Prices and Performance" on the Internet at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

Past performance does not guarantee future results.

(1). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3). These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4). On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +122.44% and +30.54% respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.


FRANKLIN EQUITY FUND
Financial Highlights

                                                                                       CLASS A
                                                 -----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEAR ENDED JUNE 30,
                                                 DECEMBER 31, 1999     -------------------------------------------------------------
                                                   (UNAUDITED)(1)      1999(1)      1998              1997         1996         1995
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $   11.67       $  10.99     $  10.16        $   8.26     $   7.24    $   6.53
                                                   ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ........................            --             .06          .05             .05          .06         .08
 Net realized and unrealized gains ............           4.01           1.25         2.08            2.34         1.48        1.33
                                                   ---------------------------------------------------------------------------------
Total from investment operations ..............           4.01           1.31         2.13            2.39         1.54        1.41
                                                   ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................           (.01)          (.05)        (.05)           (.06)        (.06)       (.08)
 Net realized gains ...........................           (.56)          (.58)       (1.25)           (.43)        (.46)       (.62)
                                                   ---------------------------------------------------------------------------------
Total distributions ...........................           (.57)          (.63)       (1.30)           (.49)        (.52)       (.70)
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ................      $   15.11       $  11.67     $  10.99        $  10.16     $   8.26    $   7.24
                                                   ---------------------------------------------------------------------------------

Total return* .................................          35.11%         13.01%       22.43%          29.75%       22.16%      23.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $ 940,840       $708,607     $613,835        $462,972     $366,602    $317,463
Ratios to average net assets:
 Expenses .....................................            .93%**         .92%         .90%            .91%         .95%        .95%
 Net investment income ........................            .02%**         .57%         .48%            .61%         .72%       1.21%
Portfolio turnover rate .......................          26.51%         45.99%       38.00%          53.67%       59.86%      86.20%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
**       Annualized.
(1)      Based on average shares outstanding.


FRANKLIN EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)

                                                                  CLASS B(1)
                                                   --------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 1999       YEAR ENDED
                                                      (UNAUDITED)        JUNE 30, 1999(2)
                                                   --------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period              $      11.61           $      10.39
                                                  -----------------------------------
Income from investment operations:
 Net investment loss ...............                      (.05)                  (.01)
 Net realized and unrealized gains .                      3.97                   1.28
                                                  -----------------------------------
Total from investment operations ...                      3.92                   1.27
                                                  -----------------------------------
Less distributions from:
 Net investment income .............                        --                  (.05)
 Net realized gains ................                      (.56)                   --
                                                  -----------------------------------
Total distributions ................                      (.56)                  (.05)
                                                  -----------------------------------
Net asset value, end of period .....              $      14.97           $      11.61
                                                  -----------------------------------

Total return* ......................                     34.54%                 12.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..              $      4,327              $   1,276
Ratios to average net assets:
 Expenses ..........................                      1.70%**                1.56%**
 Net investment loss ...............                      (.74%)**               (.32%)**
Portfolio turnover rate ............                     26.51%                 45.99%

* Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
**       Annualized.
(1)      Based on average shares outstanding.
(2)      For the period January 1, 1999 (effective date) to June 30, 1999.

FRANKLIN EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)

                                                                                          CLASS C
                                                --------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                          YEAR ENDED JUNE 30,
                                                DECEMBER 31, 1999    -----------------------------------------------------------
                                                  (UNAUDITED)(1)     1999(1)     1998        1997           1996         1995(2)
                                                --------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period                    $11.52      $10.91      $10.12     $ 8.23          $7.24         $6.65
                                                        ----------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                             (.05)       (.02)       (.01)      (.02)           .02           .01
 Net realized and unrealized gains                        3.94        1.23        2.05       2.34           1.45           .62
                                                        ----------------------------------------------------------------------
Total from investment operations                          3.89        1.21        2.04       2.32           1.47           .63
                                                        ----------------------------------------------------------------------
Less distributions from:
 Net investment income                                      --        (.02)         --         --           (.02)         (.04)
 Net realized gains                                       (.56)       (.58)      (1.25)      (.43)          (.46)           --
                                                        ----------------------------------------------------------------------
Total distributions                                       (.56)       (.60)      (1.25)      (.43)          (.48)         (.04)
                                                        ----------------------------------------------------------------------
Net asset value, end of period                          $14.85      $11.52      $10.91     $10.12          $8.23         $7.24
                                                        ----------------------------------------------------------------------

Total return*                                            34.55%      12.11%      21.47%     28.93%         20.94%         9.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                    $121,397       $87,057     $35,717     $9,554         $4,208          $342
Ratios to average net assets:
 Expenses                                                 1.70%**     1.68%       1.69%      1.72%          1.77%          1.77%**
 Net investment income (loss)                             (.76%)**    (.25%)      (.28%)     (.22%)         (.10%)          .74%**
Portfolio turnover rate                                  26.51%      45.99%      38.00%     53.67%         59.86%         86.20%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
**       Annualized.
(1)      Based on average shares outstanding.
(2)      For the period May 1, 1995 (effective date) to June 30, 1995.

FRANKLIN EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)

                                                                   ADVISOR CLASS
                                                ---------------------------------------------------
                                                SIX MONTHS ENDED        YEAR ENDED JUNE 30,
                                                DECEMBER 31, 1999  ---------------------------------
                                                 (UNAUDITED)(1)    1999(1)       1998       1997(2)
                                                ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period               $  11.68       $ 11.00     $  10.17     $   8.62
                                                ---------------------------------------------------
Income from investment operations:
 Net investment income .............                    .01           .08          .07          .03
 Net realized and unrealized gains .                   4.01          1.25         2.08         1.56
                                                ---------------------------------------------------
Total from investment operations ...                   4.02          1.33         2.15         1.59
                                                ---------------------------------------------------
Less distributions from:
 Net investment income .............                   (.02)         (.07)        (.07)        (.04)
 Net realized gains ................                   (.56)         (.58)       (1.25)          --
                                                ---------------------------------------------------
Total distributions ................                   (.58)         (.65)       (1.32)        (.04)
                                                ---------------------------------------------------
Net asset value, end of period .....               $  15.12       $ 11.68     $  11.00     $  10.17
                                                ---------------------------------------------------

Total return* ......................                  35.26%        13.22%       22.61%       18.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..               $ 10,148       $ 7,327     $ 16,911     $  6,890
Ratios to average net assets:
 Expenses ..........................                    .70%**        .70%         .69%         .72%**
 Net investment income .............                    .24%**        .80%         .71%         .79%**
Portfolio turnover rate ............                  26.51%        45.99%       38.00%       53.67%

*        Total return is not annualized for periods less than one year.
**       Annualized.
(1)      Based on average shares outstanding.
(2)      For the period January 2, 1997 (effective date) to June 30, 1997.


                       See notes to financial statements.

FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)


                                                                    COUNTRY       SHARES            VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS 90.2%

a COMMERCIAL SERVICES 1.0%
 Concord EFS Inc. ........................................       United States    321,600        $ 8,281,200
 FreeMarkets Inc. ........................................       United States      8,800          3,003,550
                                                                                                  -----------
                                                                                                  11,284,750
                                                                                                  -----------
a CONSUMER DURABLES .8%
 Electronic Arts Inc. ....................................       United States    100,000          8,400,000
                                                                                                  -----------
 CONSUMER NON-DURABLES 3.8%
 Gillette Co. ............................................       United States    130,000          5,354,375
 Nike Inc., B ............................................       United States    115,000          5,699,688
 PepsiCo Inc. ............................................       United States    150,000          5,287,500
 Philip Morris Cos. Inc. .................................       United States    170,000          3,941,875
 Procter & Gamble Co. ....................................       United States    100,000         10,956,250
 Wm. Wrigley Jr. Co. .....................................       United States    110,000          9,123,125
                                                                                                  -----------
                                                                                                  40,362,813
                                                                                                  -----------
 CONSUMER SERVICES 3.5%
a Apollo Group Inc., A ...................................       United States    150,000          3,009,375
a Clear Channel Communications Inc. ......................       United States    115,000         10,263,750
a Entercom Communications Corp. ..........................       United States     95,200          6,283,200
a Fox Entertainment Group Inc., A ........................       United States    225,000          5,610,938
a MediaOne Group Inc. ....................................       United States     50,000          3,840,625
a SFX Entertainment Inc. .................................       United States    125,000          4,523,438
 Time Warner Inc. ........................................       United States     60,000          4,346,250
                                                                                                  -----------
                                                                                                  37,877,576
                                                                                                  -----------
 ELECTRONIC TECHNOLOGY 26.7%
a Agilent Technologies Inc. ..............................       United States    100,900          7,800,831
a Altera Corp. ...........................................       United States    225,000         11,151,563
a Applied Materials Inc. .................................       United States    125,000         15,835,938
a Broadcom Corp., A ......................................       United States     20,000          5,447,500
a Chartered Semiconductor Manufacturing, ADR .............         Singapore       21,300          1,554,900
a CIENA Corp. ............................................       United States     75,000          4,312,500
a Cisco Systems Inc. .....................................       United States    375,000         40,171,875
a Comverse Technology Inc. ...............................       United States     50,000          7,237,500
a EMC Corp. ..............................................       United States    140,000         15,295,000
a General Instrument Corp. ...............................       United States    105,000          8,925,000
 Intel Corp. .............................................       United States    225,000         18,520,313
 International Business Machines Corp. ...................       United States     60,000          6,480,000
a JDS Uniphase Corp. .....................................       United States    260,000         41,941,250
 Linear Technology Corp. .................................       United States    175,000         12,523,438
 Lucent Technologies Inc. ................................       United States    140,000         10,473,750
 Motorola Inc. ...........................................       United States     94,000         13,841,500
 Nokia Corp., ADR, A .....................................          Finland       140,000         26,600,000
 Nortel Networks Corp. ...................................          Canada        140,000         14,140,000
a Solectron Corp. ........................................       United States     75,000          7,134,375


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED)(CONT.)

                                                                    COUNTRY       SHARES            VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
 ELECTRONIC TECHNOLOGY (CONT.)
a Synopsys Inc.                                                  United States    125,000      $ 8,343,750
a Tellabs Inc.                                                   United States    150,000        9,628,125
                                                                                               -----------
                                                                                               287,359,108
                                                                                               -----------
 ENERGY MINERALS 3.0%
 Apache Corp.                                                    United States    150,000        5,540,625
 Devon Energy Corp.                                              United States    195,000        6,410,625
 Exxon Mobile Corp.                                              United States    132,015       10,635,458
 Texaco Inc.                                                     United States    100,000        5,431,250
 Ultramar Diamond Shamrock Corp.                                 United States    175,000        3,970,313
                                                                                               -----------
                                                                                                31,988,271
                                                                                               -----------
 FINANCE 7.4%
 American International Group Inc.                               United States    150,000       16,218,750
 Associates First Capital Corp., A                               United States    250,000        6,859,375
 Capital One Financial Corp.                                     United States    350,000       16,865,618
 Citigroup Inc.                                                  United States    280,000       15,557,500
 Federated Investors Inc., B                                     United States    375,000        7,523,438
 Fifth Third Bancorp                                             United States    100,000        7,337,500
 Fleet Boston Financial Corp.                                    United States    177,660        6,184,789
 Morgan Stanley, Dean Witter & Co.                               United States     21,644        3,089,681
                                                                                               -----------
                                                                                                79,636,651
                                                                                               -----------
 HEALTH SERVICES .2%
 Cardinal Health Inc.                                            United States     50,000        2,393,750
                                                                                               -----------
 HEALTH TECHNOLOGY 8.9%
 Abbott Laboratories                                             United States    190,000        6,899,375
 American Home Products Corp.                                    United States    150,000        5,915,625
a Amgen Inc.                                                     United States    250,000       15,015,625
 Baxter International Inc.                                       United States    210,000       13,190,625
a Biogen Inc.                                                    United States    100,000        8,450,000
 Bristol-Myers Squibb Co.                                        United States    140,000        8,986,250
a Genentech Inc.                                                 United States    160,000       21,520,000
 Roche Holding AG                                                 Switzerland         700        8,307,692
 Schering-Plough Corp.                                           United States    170,000        7,171,875
                                                                                               -----------
                                                                                                95,457,067
                                                                                               -----------
a INDUSTRIAL SERVICES 1.2%
 AES Corp.                                                       United States    175,000       13,081,250
                                                                                               -----------
 NON-ENERGY MINERALS .9%
 De Beers Consolidated Mines AG, ADR                             South Africa     325,000        9,404,688
                                                                                               -----------
 PROCESS INDUSTRIES 1.4%
 Ecolab Inc.                                                     United States    200,000        7,825,000
 General Electric Co.                                            United States     50,000        7,737,500
                                                                                               -----------
                                                                                                15,562,500
                                                                                               -----------

FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (UNAUDITED) (CONT.)

                                                  COUNTRY       SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
 PRODUCER MANUFACTURING 1.3%
 Avery Dennison Corp.                         United States     85,000   $    6,194,375
 Tyco International Ltd.                      United States    200,000        7,775,000
                                                                             ----------
                                                                             13,969,375
                                                                             ----------
 REAL ESTATE .8%
 Equity Office Properties Trust               United States    200,000        4,925,000
 MeriStar Hospitality Corp.                   United States    250,000        4,000,000
                                                                             ----------
                                                                              8,925,000
                                                                             ----------
 RETAIL TRADE 1.9%J
a Abercrombie & Fitch Co., A                  United States     75,000        2,001,563
 Dayton Hudson Corp.                          United States    100,000        7,343,750
 GAP Inc.                                     United States    120,000        5,520,000
a Webvan Group Inc.                           United States     49,900          823,350
a Williams-Sonoma Inc.                        United States    100,000        4,600,000
                                                                             ----------
                                                                             20,288,663
                                                                             ----------
 TECHNOLOGY SERVICES 14.6%
a Akamai Technologies Inc.                    United States     16,300        5,340,288
a Art Technology Group Inc.                   United States     24,000        3,075,000
a Computer Sciences Corp.                     United States     75,000        7,096,875
a Cybersource Corp.                           United States     23,800        1,231,650
a Equant NV, N.Y. shs.                        Netherlands      125,000       14,000,000
a HNC Software Inc.                           United States     50,000        5,287,500
a i2 Technologies Inc.                        United States    140,000       27,300,000
a Infonet Services Corp., B                   United States    245,200        6,436,500
 InfoSpace.com Inc.                           United States     30,000        6,420,000
a Internet Capital Group Inc.                 United States     20,000        3,400,000
a Microsoft Corp.                             United States     20,000        2,335,000
a Oracle Corp.                                United States    225,000       25,214,063
a Sapient Corp.                               United States    150,000       21,140,625
a Siebel Systems Inc.                         United States     40,000        3,360,000
a VERITAS Software Corp.                      United States    170,000       24,331,250
a Vignette Corp.                              United States     10,000        1,630,000
                                                                            -----------
                                                                            157,598,751
                                                                            -----------
 TRANSPORTATION 3.4%
 C.H. Robinson Worldwide Inc.                 United States    250,000        9,937,500
 Expeditors International of Washington Inc.  United States    350,000       15,334,375
 Southwest Airlines Co.                       United States    455,625        7,375,430
 United Parcel Service Inc., B                United States     50,000        3,450,000
                                                                             ----------
                                                                             36,097,305
                                                                             ----------
 TELECOMMUNICATIONS 6.2%
a Allegiance Telecom Inc.                     United States     25,000        2,306,250
 Bell Atlantic Corp.                          United States     60,000        3,693,750
 GTE Corp.                                    United States     75,000        5,292,188
a KPNQwest NV                                 Netherlands      134,300        8,561,625


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (unaudited) (cont.)

                                                  COUNTRY       SHARES         VALUE
----------------------------------------------------------------------------------------
Common Stocks (cont.)
 TELECOMMUNICATIONS (CONT.)
(a)MCI WorldCom Inc.                          United States    150,000     $  7,959,375
(a)Nextlink Communications Inc., A            United States     70,000        5,814,375
(a)Qwest Communications International Inc.    United States    200,000        8,600,000
(a)Sprint Corp. (PCS Group)                   United States     35,000        3,587,500
   Vodafone AirTouch PLC, ADR                 United Kingdom   285,000       14,107,500
(a)VoiceStream Wireless Corp.                 United States     50,000        7,115,625
                                                                            -----------
                                                                             67,038,188
                                                                            -----------
 UTILITIES 3.2%
 Edison International                         United States    175,000        4,582,813
 Enron Corp.                                  United States    450,000       19,968,750
 Montana Power Co.                            United States    275,000        9,917,188
                                                                            -----------
                                                                             34,468,751
                                                                            -----------
(a)COMPANY IN LIQUIDATION
 S & C Liquidating Trust                      United States      8,487               --
                                                                            -----------
 TOTAL COMMON STOCKS (COST $477,361,787)                                    971,194,457
                                                                            -----------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                                  ------
 CONVERTIBLE BONDS 2.1%
 COMMERCIAL SERVICES 1.2%
 Omnicom Group Inc., cvt. sub. deb., 4.25%, 1/03/07         United States       $2,000,000        6,360,000
 Omnicom Group Inc., cvt. sub. deb., 144A, 4.25%, 1/03/07   United States        2,000,000        6,360,000
                                                                                                 ----------
                                                                                                 12,720,000
                                                                                                 ----------
 TECHNOLOGY SERVICES .9%
 BEA Systems Inc., cvt., 144A, 4.00%, 12/15/06              United States        8,000,000        9,320,000
                                                                                                 ----------
 TOTAL CONVERTIBLE BONDS (COST $12,585,190)                                                      22,040,000
                                                                                                 ----------


FRANKLIN EQUITY FUND
STATEMENT OF INVESTMENTS, DECEMBER 31, 1999 (unaudited) (cont.)


                                                                                               PRINCIPAL
                                                                                COUNTRY         AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------------
(b)REPURCHASE AGREEMENT 7.5%
 Joint Repurchase Agreement, 2.583%, 1/03/00, (Maturity Value, $81,101,917)
 (COST $81,084,462)                                                          United States      $81,084,462    $81,084,462
   Banc of America Securities LLC
   Barclays Capital Inc.
   Bear, Stearns & Co. Inc.
   Chase Securities Inc.
   Donaldson, Lufkin & Jenrette Securities Corp.
   Dresdner Kleinwort Benson, North America LLC
   Paribas Corp.
   Warburg Dillon Read LLC
    Collateralized by U.S. Treasury Bills and Notes                                                          --------------
 TOTAL INVESTMENTS (COST $571,031,439) 99.8%                                                                  1,074,318,919
 OTHER ASSETS, LESS LIABILITIES .2%                                                                               2,393,123
 NET ASSETS 100.0%                                                                                           $1,076,712,042
                                                                                                             ==============

(a)      Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment advisor. At December 31, 1999, all repurchase agreements had been entered into on that date.


                       See notes to financial statements.

FRANKLIN EQUITY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)


Assets:
 Investments in securities, at value (cost $571,031,439) .......................................      $ 1,074,318,919
 Receivables:
  Capital shares sold ..........................................................................            4,967,012
  Dividends and interest .......................................................................              654,881
                                                                                                      ---------------
        Total assets ...........................................................................        1,079,940,812
                                                                                                      ---------------
Liabilities:
 Payables:
  Capital shares redeemed ......................................................................            1,806,968
  Affiliates ...................................................................................            1,022,915
  Shareholders .................................................................................              249,298
 Distributions to shareholders .................................................................               57,488
 Other liabilities .............................................................................               92,101
                                                                                                      ---------------
        Total liabilities ......................................................................            3,228,770
                                                                                                      ---------------
         Net assets, at value ..................................................................      $ 1,076,712,042
                                                                                                      ===============
Net assets consist of:
 Accumulated net operating loss ................................................................      $      (395,277)
 Net unrealized appreciation ...................................................................          503,287,480
 Accumulated net realized gain .................................................................           27,922,463
 Capital shares ................................................................................          545,897,376
                                                                                                      ---------------
         Net assets, at value ..................................................................      $ 1,076,712,042
                                                                                                      ===============
CLASS A:
 Net asset value per share* ($940,839,903 / 62,285,696 shares outstanding) .....................      $         15.11
                                                                                                      ===============
 Maximum offering price per share ($15.11 / 94.25%) ............................................      $         16.03
                                                                                                      ===============
CLASS B:
 Net asset value and maximum offering price per share* ($4,326,937 / 289,068
  shares outstanding)                                                                                          $14.97
                                                                                                      ===============
CLASS C:
 Net asset value per share* ($121,397,417 / 8,174,097 shares outstanding) ......................      $         14.85
                                                                                                      ===============
 Maximum offering price per share ($14.85 / 99%) ...............................................      $         15.00
                                                                                                      ===============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($10,147,785 / 671,115 shares outstanding)      $         15.12
                                                                                                      ===============

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.



                       See notes to financial statements.


FRANKLIN EQUITY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

Investment income:
(net of foreign taxes of $11,603)
 Dividends ...........................................................      $   2,684,116
 Interest ............................................................          1,323,585
                                                                            -------------
Total investment income ..............................................          4,007,701
                                                                            -------------
Expenses:
 Management fees (Note 3) ............................................          2,055,131
 Distribution fees (Note 3)
  Class A ............................................................            851,309
  Class B ............................................................             11,248
  Class C ............................................................            465,206
 Transfer agent fees (Note 3) ........................................            598,579
 Custodian fees ......................................................             17,786
 Reports to shareholders .............................................            179,908
 Registration and filing fees ........................................             64,439
 Professional fees ...................................................             18,453
 Directors' fees and expenses ........................................             15,649
 Other ...............................................................             11,600
                                                                            -------------
Total expenses .......................................................          4,289,308
                                                                            -------------
 Net investment loss .................................................           (281,607)
                                                                            -------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
  Investments ........................................................         70,141,117
  Foreign currency transactions ......................................            (13,825)
                                                                            -------------
 Net realized gain ...................................................         70,127,292
 Net unrealized appreciation on investments ..........................        203,574,218
                                                                            -------------
Net realized and unrealized gain .....................................        273,701,510
                                                                            -------------
Net increase in net assets resulting from operations .................      $ 273,419,903
                                                                            -------------


                       See notes to financial statements.



FRANKLIN EQUITY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
 AND THE YEAR ENDED JUNE 30, 1999

                                                                                                    SIX MONTHS             YEAR
                                                                                                       ENDED               ENDED
                                                                                                  DECEMBER 31, 1999    JUNE 30, 1999
                                                                                                  ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .............................................................     $     (281,607)   $     3,509,255
  Net realized gain (loss) from investments and foreign currency transactions ..............         70,127,292         (4,018,896)
  Net unrealized appreciation on investments ...............................................        203,574,218         91,630,130
                                                                                                  --------------------------------
      Net increase in net assets resulting from operations .................................        273,419,903         91,120,489
 Distributions to shareholders from:
  Net investment income:
   Class A .................................................................................           (282,667)        (3,027,697)
   Class B .................................................................................                 --             (4,288)
   Class C .................................................................................                 --           (128,642)
   Advisor Class ...........................................................................            (14,869)           (97,976)
  Net realized gains:
   Class A .................................................................................        (33,225,142)       (33,108,989)
   Class B .................................................................................           (125,061)                --
   Class C .................................................................................         (4,281,855)        (2,429,861)
   Advisor Class ...........................................................................           (361,597)        (1,147,869)
                                                                                                  --------------------------------
 Total distributions to shareholders .......................................................        (38,291,191)       (39,945,322)
 Capital share transactions: (Note 2)
   Class A .................................................................................         26,143,281         50,425,565
   Class B .................................................................................          2,241,387          1,206,522
   Class C .................................................................................          8,364,604         45,833,064
   Advisor Class ...........................................................................            566,908        (10,836,194)
                                                                                                  --------------------------------
 Total capital share transactions ..........................................................         37,316,180         86,628,957

       Net increase in net assets ..........................................................        272,444,892        137,804,124
Net assets:
 Beginning of period .......................................................................        804,267,150        666,463,026
                                                                                                  --------------------------------
 End of period .............................................................................    $ 1,076,712,042    $   804,267,150
                                                                                                  --------------------------------
Undistributed net investment income (accumulated net operating loss) included in net assets:
  End of period ............................................................................    $      (395,277)   $       185,821
                                                                                                  --------------------------------

                       See notes to financial statements.

FRANKLIN EQUITY FUND
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Equity Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide capital growth. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

FRANKLIN EQUITY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 1999, there were 5 billion shares authorized (no par value), of which 2 billion shares were designated as Class A, 100 million shares as Class B, 1.9 billion shares as Class C and 1 billion shares as Advisor Class. Transactions in the Fund's shares were as follows:

                                                           SIX MONTHS ENDED                       YEAR ENDED
                                                          DECEMBER 31, 1999                     JUNE 30, 1999*
                                                      --------------------------------------------------------------
                                                      SHARES            AMOUNT            SHARES              AMOUNT
                                                      --------------------------------------------------------------
CLASS A SHARES:
Shares sold                                         16,365,865      $ 206,746,911       39,060,389      $  408,867,476
Shares issued in reinvestment of distributions       2,350,709        30,770,651        3,384,894           33,127,015
Shares issued on merger (Note 6)                           --                --           406,853            4,532,342
Shares redeemed                                    (17,153,383)     (211,374,281)     (37,961,690)        (396,101,268)
                                                    ------------------------------------------------------------------
Net increase                                         1,563,191     $  26,143,281        4,890,446       $   50,425,565
                                                    ==================================================================
CLASS B SHARES:
Shares sold                                            194,081     $   2,435,170          113,713       $    1,249,302
Shares issued in reinvestment of distributions           9,240           120,011              373                4,043
Shares redeemed                                        (24,161)         (313,794)          (4,178)             (46,823)
                                                    ------------------------------------------------------------------
Net increase                                           179,160     $   2,241,387          109,908       $    1,206,522
                                                    ==================================================================
CLASS C SHARES:
Shares sold                                          2,213,268     $  28,865,872        3,780,337       $   38,707,315
Shares issued in reinvestment of distributions         303,339         3,906,981          245,306            2,364,853
Shares issued on merger (Note 6)                           --                --         2,972,886           32,642,288
Shares redeemed                                     (1,898,953)      (24,408,249)      (2,715,651)         (27,881,392)
                                                    ------------------------------------------------------------------
Net increase                                           617,654     $   8,364,604        4,282,878       $   45,833,064
                                                    ==================================================================
ADVISOR CLASS SHARES:
Shares sold                                             30,025     $     371,890        2,069,848       $   21,245,839
Shares issued in reinvestment of distributions          27,512           360,412          126,162            1,235,476
Shares redeemed                                        (13,619)         (165,394)      (3,106,375)         (33,317,509)
                                                    ------------------------------------------------------------------
Net increase (decrease)                                 43,918      $    566,908         (910,365)       $ (10,836,194)
                                                    ==================================================================


* For the period January 1, 1999 (effective date) to June 30, 1999 for Class B shares.


FRANKLIN EQUITY FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

     ANNUALIZED
      FEE RATE      MONTH-END NET ASSETS
      ----------------------------------
        .625%       First $100 million
        .500%       Over $100 million, up to and including $250 million
        .450%       In excess of $250 million


Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00% and 1.00% per year of its average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the period of $103,748 and $23,242, respectively.

The Fund paid transfer agent fees of $598,579 of which $513,205 was paid to Investor Services.


4. INCOME TAXES

At June 30, 1999, the Fund had deferred currency losses occurring subsequent to October 31, 1998 of $118,463. For tax purposes, such losses will be reflected in the year ending June 30, 2000.

At June 30, 1999, the Fund has tax basis capital losses of $2,472,743 which may be carried over to offset future capital gains. Such losses expire in 2007.

Net investment loss differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and wash sales.

At December 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $571,088,837 was as follows:

      Unrealized appreciation            $520,559,831
      Unrealized depreciation             (17,329,749)
                                          -----------
      Net unrealized appreciation        $503,230,082
                                          ===========


FRANKLIN EQUITY FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 1999 aggregated $212,699,929 and $255,122,884, respectively.


6. MERGER WITH TEMPLETON AMERICAN TRUST, INC.

On April 15, 1999, the Fund acquired the net assets of Templeton American Trust, Inc. pursuant to a plan of reorganization approved by Templeton American Trust, Inc.'s shareholders. The merger was accomplished by a tax-free exchange of 406,853 Class A shares and 2,972,886 Class C shares of the Fund (valued at $11.14 and $10.98, respectively) for the net assets of the Templeton American Trust, Inc. which aggregated $37,174,638, including $8,111,916 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $776,916,624.


7. CREDIT FACILITY

Certain Franklin Templeton Funds, including the Franklin Equity Fund, are participants in a $750 million senior unsecured credit agreement for temporary or emergency purposes. The termination date of the agreement is March 1, 2000. Interest is calculated on the Fund's borrowings at market rates. At December 31, 1999, the Fund had not utilized this credit facility.